Unrecognized contractual commitments (excluding Orange Bank) - Purchase commitments (Details) € in Millions	Dec. 31, 2021 EUR (€)
Purchase Commitment, Handsets [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 3,850
Purchase Commitment Co-financed and Leased Lines [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	950
Purchase Commitment, Transmission Capacity [Member ]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,714
Purchase Commitment, Satellite Transmission Capacity [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	397
Purchase commitment, agreement on use of FTTH network [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	878
Purchase Commitment, Other Goods And Services [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	4,635
Purchase Commitment, TowerCos Site Management [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	337
Purchase Commitment, Network Maintenance [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	194
Purchase Commitment, Submarine Cable Maintenance [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	227
Purchase Commitment, Broadcasting Rights [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	685
Purchase commitment, energy purchase commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	555
Purchase commitment, Built-to-suit agreement commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	435
Purchase commitment, commitments to partners in the field of sports [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 170